                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-04103

                        SELIGMAN HIGH INCOME FUND SERIES
               (Exact name of registrant as specified in charter)

            50606 Ameriprise Financial Center, Minneapolis, MN 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 12/31

Date of reporting period: 7/1/09-8/28/09*

* The following Acquired Funds, each a series of the registrant, merged into the respective Acquiring Fund on Aug. 28, 2009. Therefore, the voting record for each Acquired Fund is for proxies voted during the period with a record date prior to Aug. 28, 2009.

ACQUIRED FUND                              ACQUIRING FUND
----------------------------------------   -------------------------------------
Seligman High-Yield Fund                   RiverSource High Yield Bond Fund, a
                                           series of RiverSource High Yield
                                           Income Series, Inc.

Seligman U.S. Government Securities Fund   RiverSource Short Duration U.S.
                                           Government Fund, a series of
                                           RiverSource Government Income Series,
                                           Inc.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-04103
Reporting Period: 07/01/2009 - 08/28/2009
Seligman High-Income Fund Series









=========================== Seligman High-Yield Fund ===========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



=================== Seligman U.S. Government Securities Fund ===================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              Seligman High Income Fund Series


By (Signature and Title)* /s/ J. Kevin Connaughton
                          ----------------------------------------
                          J. Kevin Connaughton
                          President

Date                      August 23, 2010

* Print the name and title of each signing officer under his or her signature.